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1940 Act File No. 811-07436

March 23, 2020

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	The DFA Investment Trust Company File No. 811-07436

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 66 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Fund”) on Form N-1A.

The Amendment is being filed to update certain information, including expanding the disclosure about general market and geopolitical risks, incorporating certain officer changes and clarifying disclosure with respect to temporary defensive positions.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell

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